Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the year ended December 31, 2013, the nine months ended December 31, 2012 and for the year ended March 31, 2012:

	December 31,				March 31,
	2013		2012		2012
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	68,400	$22.63	72,900	$22.62	81,400	$22.51
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	6,900	23.87	4,500	22.58	8,500	21.72
Balance, End of Period	61,500	$22.49	68,400	$22.63	72,900	$22.62

Total Intrinsic Value Of Options Exercised During The Year	—		—		—
Weighted-Average Fair Value Of Options Granted During The Year	—		—		—
Options Exercisable	42,300	$22.03	43,800	$22.14	43,600	$22.05
Weighted-Average Remaining Life Of Exercisable Options	1.3 years		1.8 years		2.5 years
Options Available For Grant	50,000		50,000		50,000

Options outstanding
At December 31, 2013, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
01/01/04	4,000	$24.22	01/01/14
03/08/04	7,000	$21.43	03/08/14
06/07/04	2,000	$24.00	06/07/14
01/01/05	18,000	$20.55	01/01/15
01/01/06	3,500	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	14,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18